Variable Interest Entities (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Variable Interest Entity [Line Items]
Current assets	$ 8,913,268	$ 10,661,433
Plant and equipment, net	6,636,021	7,414,088
Other noncurrent assets	24,364,882	18,367,580
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Current assets	8,319,461	10,068,142
Plant and equipment, net	6,655,838	7,425,446
Other noncurrent assets	17,659,042	18,306,223
Total assets	32,634,341	35,799,810
Total liabilities	35,415,311	33,130,293
Net (liabilities) assets	$ (2,780,970)	$ 2,669,518